Income Taxes (Details) - Schedule of changes in valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in valuation allowance [Abstract]
Beginning balance	$ 9,561,560	$ 6,152,198	$ 3,054,000
Additions	3,412,159	3,409,362	3,098,198
Disposal	(341,555)
Ending balance	$ 12,632,164	$ 9,561,560	$ 6,152,198